RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 1,764,877	$ 121,234
Operating limited partnership rents received in advance	60	(135)
Accrued partnership management fees not recognized (recognized) for tax purposes	(1,715,077)	(484,374)
Other	12,100,950	13,461,378
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(1,286,395)	(1,878,168)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(516,404)	(615,198)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,648,947)	(738,533)
Income (loss) for tax return purposes	7,699,064	9,866,204
Series Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	0	0
Other	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(37,650)	77,368
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	82,528	(282,823)
Other	1,243,667	4,392,444
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(88,096)	(213,903)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(76,130)	(108,871)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(122,360)	(179,592)
Income (loss) for tax return purposes	1,001,959	3,684,623
Series Ten [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	174,126	(49,977)
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	(245,472)	(322,624)
Other	2,338,708	314,785
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(170,438)	(236,913)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(76,814)	(93,265)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(260,155)	(82,932)
Income (loss) for tax return purposes	1,759,955	(470,926)
Series Eleven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(95,260)	(22,413)
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	(750)	68,632
Other	890,187	50,084
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(322,392)	(420,925)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(85,332)	(70,011)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,984)	(109,056)
Income (loss) for tax return purposes	381,469	(503,689)
Series Twelve [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	693,634	49,560
Operating limited partnership rents received in advance	60	0
Accrued partnership management fees not recognized (recognized) for tax purposes	(571,704)	(37,065)
Other	4,232,114	1,738,153
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(211,967)	(244,848)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(88,950)	(132,852)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(923,136)	(11,606)
Income (loss) for tax return purposes	3,130,051	1,361,342
Series Fourteen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	1,030,027	66,696
Operating limited partnership rents received in advance	0	(135)
Accrued partnership management fees not recognized (recognized) for tax purposes	(979,679)	89,506
Other	3,396,274	6,965,912
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(493,502)	(761,579)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(189,178)	(210,199)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,338,312)	(355,347)
Income (loss) for tax return purposes	$ 1,425,630	$ 5,794,854